INCOME AND EXPENSES ITEMS - Summary of Depreciation, Amortization and Lease Expense Included in Consolidated Income Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – right of use assets	$ 765	$ 790
Depreciation – investment properties	25	168
Depreciation, amortization and lease expense	6,128	6,227	$ 5,849
Included in cost of sales:
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – property, plant and equipment	3,874	4,077	4,278
Depreciation – right of use assets	125	133	133
Amortization – intangible assets	25	26	24
Lease expenses	26	1	1
Included in selling expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – property, plant and equipment	138	133	116
Depreciation – right of use assets	163	197	167
Lease expenses	1	1	1
Included in general and administrative expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – property, plant and equipment	698	580	538
Depreciation – right of use assets	466	456	382
Amortization – intangible assets	40	28	21
Depreciation – investment properties	25	168	176
Lease expenses	15	14	12
Included in research and development expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – property, plant and equipment	521	409	0
Depreciation – right of use assets	$ 11	$ 4	$ 0